RESTRUCTURING	12 Months Ended
Dec. 31, 2021
Restructuring and Related Activities [Abstract]
RESTRUCTURING	RESTRUCTURING
On April 30, 2019, we announced certain initiatives related to the acceleration of our transformation to a Device-to-Cloud IoT solutions company.
During the third quarter of 2020, we initiated actions to reduce our operating expenses, in conjunction with the expected closing of the sale of our automotive business in the fourth quarter of 2020. We implemented organizational changes, including consolidation of our engineering resources resulting in a reduction in our engineering team in Hong Kong. This initiative affected 148 employees in various locations and functions within the Company.
During the fourth quarter of 2021, we announced changes to the executive leadership team and our global organizational structure to further streamline and improve the overall business performance of the company, impacting 62 employees globally. In addition, we enacted a separate initiative to enhance our administrative function in the year ended December 31, 2021.

The following table provides the activity in the restructuring liability:

	2021	2020
Balance, beginning of period	$5,750	$8,655
Expensed - continuing operations	12,255	8,740
Expensed - discontinued operations	—	1,741
Disbursements	(12,583)	(13,475)
Foreign exchange	8	89
	$5,430	$5,750

Classification:
Accounts payable and accrued liabilities (note 22)	5,430	5,750
	$5,430	$5,750

By restructuring initiative:
April 2019	493	1,254
Q3 2020	120	4,496
Q4 2021	4,544	—
Other 2021	273	—
	$5,430	$5,750
The components of continuing operations expense for the years ended December 31 were as follows:

	2021	2020
April 2019	$(203)	$369
Q3 2020	3,954	8,371
Q4 2021	7,084	—
Other 2021	1,420	—
	$12,255	$8,740